Note 4 - Goodwill - Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Balance	$ 18,904	$ 0
Acquisitions		19,167
Effect of foreign currency translation	(33)	(263)
Balance	$ 18,871	$ 18,904